Note 20 - Stock-based Compensation - Restricted Stock (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Outstanding (in shares)	460,000	867,500
Outstanding, weighted average grant date fair value (in dollars per share)	$ 4.33	$ 4.32	$ 4.2
Granted (in shares)	559,000	136,000
Granted, weighted average grant date fair value (in dollars per share)	$ 1.65	$ 2.72
Vested (in shares)	(794,000)	(543,500)
Vested, weighted average grant date fair value (in dollars per share)	$ 2.42	$ 3.78
Forfeited (in shares)	0	0
Forfeited, weighted average grant date fair value (in dollars per share)	$ 0	$ 0
Outstanding (in shares)	225,000	460,000